LEASES - Lease-related assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Finance lease assets, net		$ 104,815	$ 194,328
Operating lease assets	$ 80,587	121,269	147,148
Total lease assets		226,084	341,476
Liabilities
Finance lease liabilities, current	9,995	11,460	92,318
Operating lease liabilities, current	20,672	34,492	30,611
Finance lease liabilities, long-term	93,293	95,710	105,037
Operating lease liabilities, long-term	$ 77,840	112,707	141,879
Total lease liabilities		$ 254,369	$ 369,845